Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.
INTANGIBLE ASSETS, NET

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(121,260)	80,840	11,386
Trademarks	175,308	(100,448)	74,860	10,544
Database	73,500	(44,100)	29,400	4,141
Customer relationship	46,900	(30,380)	16,520	2,327
Insurance brokerage license	28,133	(28,133)	—	—
Websites	27,000	(27,000)	—	—
Licensing agreements	3,086	(3,065)	21	3
Domain names	3,045	(2,538)	507	71
	559,072	(356,924)	202,148	28,472

	December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(80,840)	121,260
Trademarks	175,308	(87,480)	87,828
Database	73,500	(29,400)	44,100
Customer relationship	46,900	(22,120)	24,780
Insurance brokerage license	28,133	(28,133)	—
Websites	27,000	(27,000)	—
Domain names	3,101	(2,616)	485
Licensing agreements	3,024	(2,992)	32
	559,066	(280,581)	278,485

The Company obtained insurance brokerage license in 2017 through acquisition of Shanghai Tianhe Insurance Brokerage Co., Ltd., which was accounted for as asset acquisition. The Company acquired TTP on December 31, 2020 and identified the intangible assets of technologies, trademarks, customer relationship and database (Note 19). The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 2 to 15 years. Amortization expense was RMB83.71 million, RMB79.10 million and RMB76.69million (US$10.80million) for the years ended December 31, 2021, 2022 and 2023, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2024	2025	2026	2027	2028
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	74,362	74,121	10,739	10,733	10,729